SUMMARIZED FINANCIAL INFORMATION OF TECHE HOLDING COMPANY	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
SUMMARIZED FINANCIAL INFORMATION OF TECHE HOLDING COMPANY

19.	SUMMARIZED FINANCIAL INFORMATION OF TECHE HOLDING COMPANY (PARENT COMPANY ONLY)

Balance Sheets

	At September 30,
	2011	2010
Assets:
Investment in subsidiary	$73,194	$69,193
Cash and cash equivalents	4,799	4,989
Other	1,999	1,331
Total assets	$79,987	$75,513

Stockholders’ equity	$79,987	$75,513

Statements of Earnings

	Year ended September 30,
	2011	2010	2009
Dividends received from subsidiary	$4,000	$3,650	$3,500
Equity in earnings of
subsidiary (less than)
greater than dividends received	3,578	3,704	3,956
Interest income from subsidiary	5	23	72
Management fees and other
allocated to the Parent	(77)	(77)	(77)
Other expenses-net	(278)	(199)	(315)

Net income	$7,228	$7,101	$7,136

Statements of Cash Flows

	Year ended September 30,
	2011	2010	2009
Cash flows from operating activities	$3,487	$3,190	$3,170

Cash flows from investing activities:
Purchase of securities available-for-sale	(150)	(178)	(12)
Proceeds from sale of securities	232	577	201
Net cash provided by
investing activities	82	399	189
Cash flows from financing activities:
Dividends paid	(2,967)	(2,945)	(2,950)
Proceeds from exercise of stock options	138	(19)	(14)
Net loan activity with ESOP	261	260	(586)
Cash paid for purchase of
common stock for treasury	(1,196)	(628)	(921)
Net cash used in financing
Activities	(3,764)	(3,332)	(4,471)
Net (decrease) increase in cash and cash equivalents	(195)	257	(1,112)
Cash and cash equivalents - beginning of year	4,989	4,732	5,844
Cash and cash equivalents - end of year	$4,794	$4,989	$4,732